Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings
Schedule of components of borrowings

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000

Short-term bank loan	10,000	19,950
Total	10,000	19,950